As filed with the Securities and Exchange Commission on February 1, 2010

Registration No. 333-163760

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. 2 ☒
Post-Effective Amendment No. ☐
(Check appropriate box or boxes)

Ares Capital Corporation
(Exact Name of Registrant as Specified in Charter)

280 Park Avenue, 22nd Floor
Building East
New York, New York 10017
(Address of Principal Executive Offices)

Telephone Number: (212) 750-7300
(Area Code and Telephone Number)

Joshua M. Bloomstein
Ares Capital Corporation
280 Park Avenue, 22nd Floor
Building East
New York, New York 10017
(212) 750-7300

(Name and Address of Agent for Service)

Copies to:

Monica J. Shilling Proskauer Rose LLP 2049 Century Park East, 32nd Floor Los Angeles, CA 90067 Telephone: (310) 557-2900	Cynthia M. Krus Sutherland Asbill & Brennan LLP 1275 Pennsylvania Ave., NW Washington, DC 20004 Telephone: (202) 383-0100

         Approximate Date of Proposed Public Offering:    As soon as practicable after this registration statement becomes effective and upon completion of the merger described in the enclosed document.

Calculation of Registration Fee
under the Securities Act of 1933:

Title of Securities Being Registered	Amount Being Registered(1)	Proposed Maximum Offering Price per Share of Common Stock	Proposed Maximum Aggregate Offering Price(2)	Amount of Registration Fee(3)

Common Stock, $0.001 par value per share	67,962,680 shares	N/A	$240,587,887.20	$13,424.80

(1)
The number of shares to be registered represents the maximum number of shares of the registrant's common stock estimated to be issuable in connection with the merger agreement described in the enclosed document (assuming all "in-the-money" Allied Capital stock options are exercised for shares of Ares Capital common stock). Pursuant to Rule 416, this registration statement also covers additional securities that may be issued as a result of stock splits, stock dividends or similar transactions.

(2)
Estimated solely for the purpose of calculating the registration fee and calculated pursuant to Rules 457(c) and 457(f)(1) under the Securities Act of 1933, as amended, the proposed maximum aggregate offering price is equal to: (1) $3.54, the average of the high and low prices per share of Allied Capital Corporation's common stock (the securities to be cancelled in the merger) on December 14, 2009, as reported on the New York Stock Exchange, multiplied by (2) 67,962,680, the maximum number of shares of the registrant's common stock expected to be issued in accordance with the terms of the merger agreement (assuming all "in-the-money" Allied Capital stock options are exercised for shares of Ares Capital common stock).

(3)
Based on a rate of $55.80 per $1,000,000 of the proposed maximum aggregate offering price.

         The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

EXPLANATORY NOTE

        This Pre-Effective Amendment No. 2 to the Registration Statement on Form N-14 (File No. 333-163760) of Ares Capital Corporation (the "Registration Statement") is being filed solely for the purpose of filing Exhibits 11, Form of Opinion and Consent of Venable LLP, 12(a), Form of Opinion and Consent of Proskauer Rose LLP, and 12(b), Form of Opinion and Consent of Sullivan & Cromwell LLP. This Pre-Effective Amendment No. 2 does not modify the Joint Proxy Statement/Prospectus filed on January 26, 2010 with Pre-Effective Amendment No. 1 to the Registration Statement. Accordingly, the Joint Proxy Statement/Prospectus is being omitted from this filing.

PART C

OTHER INFORMATION

Item 15.    Indemnification.

        Maryland law permits a Maryland corporation to include in its charter a provision limiting the liability of its directors and officers to the corporation and its stockholders for money damages except for liability resulting from (1) actual receipt of an improper benefit or profit in money, property or services or (2) active and deliberate dishonesty established by a final judgment as being material to the cause of action. Ares Capital's charter contains such a provision which eliminates directors' and officers' liability to the maximum extent permitted by Maryland law, subject to the requirements of the Investment Company Act.

        Ares Capital's charter authorizes Ares Capital, to the maximum extent permitted by Maryland law and subject to the requirements of the Investment Company Act, to obligate Ares Capital to indemnify any present or former director or officer or any individual who, while a director or officer and at Ares Capital's request, serves or has served another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise as a director, officer, partner or trustee, from and against any claim or liability to which that person may become subject or which that person may incur by reason of his or her status as a present or former director or officer and to pay or reimburse their reasonable expenses in advance of final disposition of a proceeding. Ares Capital's bylaws obligate Ares Capital, to the maximum extent permitted by Maryland law and subject to the requirements of the Investment Company Act, to indemnify any present or former director or officer or any individual who, while a director or officer and at Ares Capital's request, serves or has served another corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan or other enterprise as a director, officer, partner or trustee and who is made or threatened to be made a party to a proceeding by reason of his or her service in that capacity from and against any claim or liability to which that person may become subject or which that person may incur by reason of his or her service in that capacity and to pay or reimburse their reasonable expenses in advance of final disposition of a proceeding. The charter and bylaws also permit Ares Capital to indemnify and advance expenses to any person who served a predecessor of Ares Capital in any of the capacities described above and any of Ares Capital's employees or agents or any employees or agents of Ares Capital's predecessor. In accordance with the Investment Company Act, Ares Capital will not indemnify any person for any liability to which such person would be subject by reason of such person's willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. In addition to the indemnification provided for in Ares Capital's bylaws, Ares Capital has entered into indemnification agreements with each of Ares Capital's current directors and certain of Ares Capital's officers and with members of Ares Capital's investment adviser's investment committee and Ares Capital intends to enter into indemnification agreements with each of Ares Capital's future directors, members of Ares Capital's investment adviser's investment committee and certain of Ares Capital's officers. The indemnification agreements attempt to provide these directors and senior officers the maximum indemnification permitted under Maryland law and the Investment Company Act. The agreements provide, among other things, for the advancement of expenses and indemnification for liabilities which such person may incur by reason of his or her status as a present or former director or officer or member of Ares Capital's investment adviser's investment committee in any action or proceeding arising out of the performance of such person's services as a present or former director or officer or member of Ares Capital's investment adviser's investment committee.

        Maryland law requires a corporation (unless its charter provides otherwise, which Ares Capital's charter does not) to indemnify a director or officer who has been successful, on the merits or otherwise, in the defense of any proceeding to which he or she is made or threatened to be made a party by reason of his or her service in that capacity. Maryland law permits a corporation to indemnify its present and former directors and officers, among others, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by them in connection with any proceeding to which they may be made or are threatened to be made a party by reason of their service in those or other capacities unless it is established that (1) the act or omission of the director or officer was material to the matter giving rise to the proceeding and (a) was committed in bad faith or (b) was the result of active and deliberate dishonesty, (2) the director or officer actually received an improper personal benefit in money, property or services or (3) in the case of any criminal proceeding, the director or officer had reasonable cause to believe that the act or omission was unlawful. However, under Maryland law, a Maryland corporation may not indemnify for an adverse judgment in a suit by or in the right of the corporation or for a judgment of liability on the basis that personal benefit was improperly received, unless in either case a court orders indemnification and then only for expenses. In addition, Maryland law permits a corporation to advance reasonable expenses to a director or officer upon the corporation's receipt of (1) a written affirmation by the director or officer of his or her good faith belief that he or she has met the standard of conduct necessary for indemnification by the corporation and (2) a written undertaking by him or her or on his or her behalf to repay the amount paid or reimbursed by the corporation if it is ultimately determined that the standard of conduct was not met.

        The investment advisory and management agreement provides that, absent willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of the reckless disregard of its duties and obligations, Ares Capital's investment adviser Ares Capital Management and its officers, managers, agents, employees, controlling persons, members and any other person or entity affiliated with it are entitled to indemnification from Ares Capital for any damages, liabilities, costs and expenses (including reasonable attorneys' fees and amounts reasonably paid in settlement) arising from the rendering of the investment adviser's services under the investment advisory and management agreement or otherwise as an investment adviser of Ares Capital.

        The administration agreement provides that, absent willful misfeasance, bad faith or negligence in the performance of its duties or by reason of the reckless disregard of its duties and obligations, Ares Operations and its officers, manager, agents, employees, controlling persons, members and any other person or entity affiliated with it are entitled to indemnification from Ares Capital for any damages, liabilities, costs and expenses (including reasonable attorneys' fees and amounts reasonably paid in settlement) arising from the rendering of Ares Operations' services under the administration agreement or otherwise as administrator for Ares Capital.

        Insofar as indemnification for liability arising under the Securities Act may be permitted to directors, officers and controlling persons of Ares Capital pursuant to the foregoing provisions, or otherwise, Ares Capital has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Ares Capital of expenses incurred or paid by a director, officer or controlling person of Ares Capital in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Ares Capital will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 16.    Exhibits.

(1)	Articles of Amendment and Restatement, as amended(L)
(2)	Second Amended and Restated Bylaws(A)
(3)	Not applicable
(4)	Agreement and Plan of Merger, dated October 26, 2009, among the Registrant, ARCC Odyssey Corp. and Allied Capital Corporation(K)
(5)	Form of Stock Certificate(B)
(6)	Amended and Restated Investment Advisory and Management Agreement between the Registrant and Ares Capital Management LLC(D)

(7)(a)	Form of Underwriting Agreement for Equity Securities(H)
(7)(b)	Form of Underwriting Agreement for Debt Securities(H)
(8)	Not applicable
(9)	Amended and Restated Custodian Agreement between the Registrant and U.S. Bank National Association(I)
(10)	Not applicable
(11)	Form of Opinion and Consent of Venable LLP, Maryland, counsel for the Registrant*
(12)(a)	Form of Opinion and Consent of Proskauer Rose LLP, as to certain tax matters*
(12)(b)	Form of Opinion and Consent of Sullivan & Cromwell LLP, as to certain tax matters*
(13)(a)	Amended and Restated Administration Agreement between the Registrant and Ares Operations LLC(E)
(13)(b)	Trademark License Agreement between the Registrant and Ares Management(C)
(13)(c)	Form of Indemnification Agreement between the Registrant and directors and certain officers(B)
(13)(d)	Form of Indemnification Agreement between the Registrant and the members of the Ares Capital Management LLC investment committee(B)
(13)(e)	Amended and Restated Purchase and Sale Agreement, dated as of January 22, 2010, among the Registrant, as seller, and Ares Capital CP Funding Holdings LLC, as purchaser(M)
(13)(f)	Second Tier Purchase and Sale Agreement, dated as of January 22, 2010, among Ares Capital CP Funding Holdings LLC, as seller, and Ares Capital CP Funding LLC, as purchaser(M)
(13)(g)
Amended and Restated Sale and Servicing Agreement, dated as of January 22, 2010, among Ares Capital CP Funding LLC, as borrower, the Registrant as servicer, Wachovia Bank, National Association, as note purchaser, U.S. Bank National Association, as trustee and collateral custodian, and Wells Fargo Securities, LLC, as agent(M)
(13)(h)	Master Participation Agreement, dated as of July 7, 2006, between Ares Capital CP Funding LLC and the Registrant(F)
(13)(i)
Senior Secured Revolving Credit Agreement, dated as of December 28, 2005 and amended and restated as of January 22, 2010, among the Registrant, the lenders party thereto and JPMorgan Chase Bank, N.A., as Administrative Agent(M)
(13)(j)
First Amendment Agreement and Waiver, dated as of November 13, 2007, between the Registrant as borrower, Ares Capital FL Holdings LLC, ARCC CIC Flex Corp., ARCC Imperial Corporation and ARCC Imperial LLC as subsidiary guarantors and BMO Capital Markets Financing, Inc., Merrill Lynch Capital Corporation, SunTrust Bank, Commerzbank AG, New York and Grand Cayman Branches, UBS Loan Finance LLC, JPMorgan Chase Bank, N.A., Wachovia Bank, National Association and KBC Bank N.V., as lenders(G)
(13)(k)
Sale and Servicing Agreement, dated as of July 7, 2006, among ARCC Commercial Loan Trust 2006, as issuer, ARCC CLO 2006 LLC, as trust depositor, the Registrant, as originator and as servicer, U.S. Bank National Association, as trustee and as collateral administrator, Lyon Financial Services, Inc. (d/b/a U.S. Bank Portfolio Services), as backup servicer, and Wilmington Trust Company, as owner trustee(F)

(13)(l)	Commercial Loan Sale Agreement, dated as of July 7, 2006, between the Registrant and ARCC CLO 2006 LLC(F)
(13)(m)	Amendment No. 1 to the Commercial Loan Sale Agreement, dated as of July 17, 2009, between the Registrant and ARCC CLO 2006 LLC(J)
(13)(n)	Indenture, dated as of July 7, 2006, between ARCC Commercial Loan Trust 2006 and U.S. Bank National Association(F)
(13)(o)	Amended and Restated Trust Agreement, dated as of July 7, 2006, among ARCC CLO 2006 LLC, Wilmington Trust Company and U.S. Bank National Association(F)
(13)(p)	Collateral Administration Agreement, dated as of July 7, 2006, among ARCC Commercial Loan Trust 2006, the Registrant and U.S. Bank National Association(F)
(13)(q)	Class A-1A VFN Purchase Agreement, dated as of July 7, 2006, among ARCC Commercial Loan Trust 2006, U.S. Bank National Association and other Class A-1A VFN noteholders party thereto(F)
(13)(r)	Dividend Reinvestment Plan(A)
(14)(a)	Consent of independent registered public accounting firm for the Registrant(K)
(14)(b)	Consent of independent registered public accounting firm for Allied Capital Corporation for audited financial statements(K)
(14)(c)	Consent of independent registered public accounting firm for Allied Capital Corporation for interim financial information(K)
(14)(d)	Opinion of independent registered public accounting firm for the Registrant, regarding "senior securities" table contained herein(H)
(14)(e)	Opinion of independent registered public accounting firm for Allied Capital Corporation, regarding "senior securities" table contained herein(L)
(15)	Not applicable
(16)	Power of Attorney(L)
(17)(a)	Form of Proxy Card of Allied Capital Corporation(L)
(17)(b)	Form of Proxy Card of Ares Capital Corporation(L)
(17)(c)	Consent of Bank of America/Merrill Lynch, Pierce, Fenner & Smith Incorporated(L)
(17)(d)	Consent of Sandler O'Neill & Partners, L.P.(L)
(17)(e)	Consent of J.P. Morgan Securities Inc.(L)

*
Filed herewith.

**
To be filed by amendment.

(A)
Incorporated by reference to Exhibits 3.1 and 10.1, as applicable, to the Registrant's Form 8-K (File No. 814-00663), filed on February 27, 2009.

(B)
Incorporated by reference to Exhibits (d), (k)(4) and (k)(5), as applicable, to the Registrant's pre-effective Amendment No. 2 to the Registration Statement under the Securities Act of 1933, as amended, on Form N-2 (File No. 333-114656), filed on September 28, 2004.

(C)
Incorporated by reference to Exhibit (k)(3) to the Registrant's pre-effective Amendment No. 1 to the Registration Statement under the Securities Act of 1933, as amended, on Form N-2 (File No. 333-114656), filed on September 17, 2004.

(D)
Incorporated by reference to Exhibit 10.1 to the Registrant's Form 8-K (File No. 814-00663), filed on June 5, 2006.

(E)
Incorporated by reference to Exhibit 10.1 to the Registrant's Form 10-Q (File No. 814-00663) for the quarter ended June 30, 2007, filed on August 9, 2007.

(F)
Incorporated by reference to Exhibits 10.2 through 10.8, as applicable, to the Registrant's Form 10-Q (File No. 814-00663) for the quarter ended June 30, 2006, filed on August 9, 2006.

(G)
Incorporated by reference to Exhibit 10.1 to the Registrant's Form 8-K (File No. 814-00663), filed on November 14, 2007.

(H)
Incorporated by reference to Exhibits (h)(1), (h)(2) and (n)(2), as applicable, to the Registrant's Registration Statement under the Securities Act of 1933, on Form N-2 (File No. 333-158211), filed on March 25, 2009.

(I)
Incorporated by reference to Exhibit (j) to the Registrant's pre-effective Amendment No. 1 to the Registration Statement under the Securities Act of 1933, as amended, on Form N-2 (File No. 333-158211), filed on May 28, 2009.

(J)
Incorporated by reference to Exhibit 10.1 to the Registrant's Form 10-Q (File No. 814-00663) for the quarter ended June 30, 2009, filed on August 6, 2009.

(K)
Incorporated by reference to Exhibits 4, 14(a), 14(b) and 14(c), as applicable, to the Registrant's pre-effective Amendment No. 1 to the Registration Statement under the Securities Act of 1933, as amended, on Form N-14 (File No. 333-163760), filed on January 26, 2010.

(L)
Incorporated by reference to Exhibits 1, 14(e), 16, 17(a), 17(b), 17(c), 17(d) and 17(e), as applicable, to the Registrant's Registration Statement under the Securities Act of 1933, as amended, on Form N-14 (File No. 333-163760), filed on December 16, 2009.

(M)
Incorporated by reference to Exhibits 10.1, 10.2, 10.3 and 10.4, as applicable, to the Registrant's Form 8-K (File No. 814-00663) filed on January 25, 2010.

Item 17.    Undertakings.

        (1)   The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

        (2)   The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

        As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of New York and State of New York, on the 28th day of January, 2010.

ARES CAPITAL CORPORATION
By:	/s/ MICHAEL J. AROUGHETI Michael J. Arougheti President

        As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/ MICHAEL J. AROUGHETI Michael J. Arougheti	President and Director (principal executive officer)	January 28, 2010

SIGNATURE	TITLE	DATE

* Richard S. Davis	Chief Financial Officer (principal financial and accounting officer)	January 28, 2010
* Douglas E. Coltharp	Director	January 28, 2010
* Frank E. O'Bryan	Director	January 28, 2010
* Gregory W. Penske	Director	January 28, 2010
* Robert L. Rosen	Director	January 28, 2010
* Bennett Rosenthal	Chairman and Director	January 28, 2010
* Eric B. Siegel	Director	January 28, 2010

*By:	/s/ MICHAEL J. AROUGHETI Michael J. Arougheti Attorney-in-fact